Lines of credit (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Borrowing limit	$ 15,300,000	$ 14,300,000
Principal Borrowed	14,638,684	14,210,845
Accured Interest	5,219,187	3,745,188
Total Outstanding	$ 19,857,871	$ 17,956,033
Chairman And CEO [Member]
Line of Credit Facility [Line Items]
Interest Rate	1.00%	1.00%
Borrowing limit	$ 10,300,000	$ 10,300,000
Principal Borrowed	10,300,000	10,300,000
Accured Interest	4,492,099	3,298,537
Total Outstanding	$ 14,792,099	$ 13,598,537
VP [Member]
Line of Credit Facility [Line Items]
Interest Rate	1.00%	1.00%
Borrowing limit	$ 5,000,000	$ 4,000,000
Principal Borrowed	4,338,684	3,910,845
Accured Interest	727,088	446,651
Total Outstanding	$ 5,065,772	$ 4,357,496